                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                           AIM V. I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                         AIM V.I. GROWTH AND INCOME FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                          AIM V.I. MID CAP EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                      Supplement dated October 12, 2001 to
        the Statement of Additional Information dated September 10, 2001 as supplemented September 18, 2001


Effective October 15, 2001, A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Ste. 100, Houston, Texas 77046-1173, will act as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Transfer Agent such compensation as may be agreed upon from time to time.